DEBT - MidCap Credit Facility (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 09, 2020	Dec. 31, 2019	Jan. 31, 2021	Jul. 31, 2021	Jul. 01, 2021	Jun. 02, 2021	Dec. 08, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Unused line fee		0.50%
MidCap Credit Facility
Debt Instrument [Line Items]
Line of credit facility, term				3 years
Line of credit facility, maximum credit commitment		$ 12,500,000
Debt instrument, percentage points added to the reference rate		4.00%
Long-term line of credit				$ 0				$ 0
Credit facility, readily available borrowing capacity				$ 8,700,000
MidCap Credit Facility | Letter of Credit Sublimit
Debt Instrument [Line Items]
Line of credit facility, maximum credit commitment		$ 5,000,000
MidCap Credit Facility | Inventory Sublimit
Debt Instrument [Line Items]
Line of credit facility, maximum credit commitment		$ 4,500,000
First Amendment to the Credit Facility
Debt Instrument [Line Items]
Dividends cash	$ 50,000,000
Dividends			$ 40,000,000
Minimum liquidity required	$ 3,000,000
Percentage of eligible accounts	75.00%						50.00%
Second Amendment to the Credit Facility
Debt Instrument [Line Items]
Unused line fee						0.65%
Third Amendment to the Credit Facility
Debt Instrument [Line Items]
Increase to effective cap on eligibility of unpaid Eligible Accounts					$ 8,000,000